WBI BullBear Yield 3000 ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 84.1%		Shares	Value
Capital Goods - 8.7%
AMETEK, Inc.		1,461	$274,668
GE Vernova, Inc.		689	423,666
Mueller Industries, Inc.		6,687	676,123
NuScale Power Corp. (a)		9,369	337,284
Primoris Services Corp.		5,201	714,253
Vertiv Holdings Co. - Class A		2,965	447,300
			2,873,294

Commercial & Professional Services - 0.7%
Automatic Data Processing, Inc.		839	246,246

Communications Equipment - 2.5%
InterDigital, Inc. (b)		2,369	817,850

Consumer Discretionary Distribution & Retail - 3.4%
Dick's Sporting Goods, Inc.		1,231	273,553
Ross Stores, Inc. (b)		1,767	269,273
Williams-Sonoma, Inc.		2,925	571,691
			1,114,517

Consumer Services - 3.7%
Red Rock Resorts, Inc. - Class A		10,268	626,964
Yum China Holdings, Inc.		13,744	589,893
			1,216,857

Consumer Staples Distribution & Retail - 0.6%
Sysco Corp.		2,320	191,029

Energy - 5.9%
ConocoPhillips		5,779	546,636
Expand Energy Corp.		4,315	458,426
Kinder Morgan, Inc.		13,699	387,819
ONEOK, Inc.		5,158	376,379
Targa Resources Corp.		1,062	177,927
			1,947,187

Financial Services - 7.7%
American Express Co.		1,752	581,944
Apollo Global Management, Inc. (b)		2,035	271,205
Interactive Brokers Group, Inc. - Class A		10,109	695,600
OneMain Holdings, Inc.		6,825	385,340
T Rowe Price Group, Inc.		3,606	370,120
Visa, Inc. - Class A		780	266,276
			2,570,485

Food, Beverage & Tobacco - 2.7%
Altria Group, Inc.		6,043	399,201
Hormel Foods Corp.		13,397	331,442
Tyson Foods, Inc. - Class A		3,075	166,972
			897,615

Health Care Equipment & Services - 5.0%
Chemed Corp.		1,296	580,271
HCA Healthcare, Inc.		675	287,685
McKesson Corp.		397	306,698
Medtronic PLC		1,906	181,528
UnitedHealth Group, Inc.		888	306,626
			1,662,808

Household & Personal Products - 0.9%
Clorox Co.		2,573	317,251

Insurance - 6.4%
American International Group, Inc.		3,276	257,297
Hartford Insurance Group, Inc.		2,075	276,784
Lincoln National Corp.		8,705	351,073
Marsh & McLennan Cos., Inc.		1,297	261,384
Primerica, Inc.		1,193	331,165
W R Berkley Corp.		8,329	638,168
			2,115,871

Materials - 0.7%
Mosaic Co.		6,303	218,588

Media & Entertainment - 1.0%
Comcast Corp. - Class A		10,743	337,545

Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
Amgen, Inc.		612	172,707
Bristol-Myers Squibb Co.		8,124	366,393
Gilead Sciences, Inc.		1,531	169,941
Pfizer, Inc.		15,905	405,259
Royalty Pharma PLC - Class A		4,819	170,014
			1,284,314

Semiconductors & Semiconductor Equipment - 12.2%
Applied Materials, Inc.		3,662	749,758
ARM Holdings PLC - ADR (a)(b)		3,066	433,808
Broadcom, Inc.		955	315,064
KLA Corp.		643	693,540
Lam Research Corp.		5,588	748,233
QUALCOMM, Inc.		1,106	183,994
Rigetti Computing, Inc. (a)(b)		15,364	457,694
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		1,613	450,495
			4,032,586

Software & Services - 8.2%
AppLovin Corp. - Class A (a)		507	364,300
CoreWeave, Inc. - Class A (a)		3,447	471,722
Crowdstrike Holdings, Inc. - Class A (a)		871	427,121
D-Wave Quantum, Inc. (a)(b)		16,302	402,822
International Business Machines Corp.		730	205,977
Palantir Technologies, Inc. - Class A (a)		2,402	438,173
SoundHound AI, Inc. - Class A (a)(b)		26,328	423,354
			2,733,469

Technology Hardware & Equipment - 3.1%
IonQ, Inc. (a)(b)		6,140	377,610
Quantum Computing, Inc. (a)(b)		18,831	346,679
TE Connectivity PLC		1,333	292,633
			1,016,922

Telecommunication Services - 2.4%
Millicom International Cellular SA		8,688	421,716
Verizon Communications, Inc.		8,791	386,364
			808,080

Transportation - 0.5%
Union Pacific Corp.		777	183,659

Utilities - 3.9%
Eversource Energy		9,482	674,549
NextEra Energy, Inc.		3,579	270,179
UGI Corp.		10,416	346,436
			1,291,164
TOTAL COMMON STOCKS (Cost $26,445,781)			27,877,337

EXCHANGE TRADED FUNDS - 13.9%		Shares	Value
Angel Oak High Yield Opportunities ETF		82,004	918,445
Eaton Vance Short Duration Income ETF		10,796	554,968
First Trust Senior Loan ETF		6,860	314,462
Invesco Ultra Short Duration ETF		7,457	374,596
iShares Short Duration Bond Active ETF		5,913	303,218
SPDR Bloomberg Investment Grade Floating Rate ETF(b)		17,431	537,921
TCW Senior Loan ETF		13,456	632,903
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund		43,090	969,525
TOTAL EXCHANGE TRADED FUNDS (Cost $4,573,594)			4,606,038

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.7%		Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(c)		4,531,910	4,531,910
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,531,910)			4,531,910

TOTAL INVESTMENTS - 111.7% (Cost $35,551,285)			37,015,285
Money Market Deposit Account - 1.1% (d)			347,343
Liabilities in Excess of Other Assets - (12.8)%			(4,229,623)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$33,133,005
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $4,086,426.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 2.27%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

WBI BullBear Yield 3000 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,877,337	$–	$–	$27,877,337
Exchange Traded Funds	4,606,038	–	–	4,606,038
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,531,910
Total Investments	$32,483,375	$–	$–	$37,015,285

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,531,910 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.